TAXES ON INCOME - Schedule of Taxes on Income , Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Current	$ 182,789	$ 132,129	$ 80,903
Deferred	(63,390)	(52,742)	(39,507)
Domestic	51,334	28,853	16,171
Foreign	68,065	50,534	25,225
Taxes on income	119,399	79,387	41,396
Domestic
Income Tax Examination [Line Items]
Current	50,414	29,576	27,400
Deferred	920	(723)	(11,229)
Taxes on income	51,334	28,853	16,171
Foreign
Income Tax Examination [Line Items]
Current	132,375	102,553	53,503
Deferred	(64,310)	(52,019)	(28,278)
Taxes on income	$ 68,065	$ 50,534	$ 25,225